DISCLOSURE OF TRANSACTIONS BETWEEN RELATED PARTIES (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
IfrsStatementLineItems [Line Items]
Total due to related parties	$ 57,254	$ 90,117	$ 9,636
Total due to related parties	159,513
Total notes payable to related parties	1,555,503	1,397,387	$ 947,274
Officer and Director [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	21	22,341
Total due to related parties	74,763
Total notes payable to related parties	566,166	483,658
Officer and Director One [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	39,565	16,270
Total due to related parties	84,750
Officer and Director Two [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	5,650
CEO [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	5,476	35,200
Total notes payable to related parties	804,309	742,816
CFO [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	1,272	10,278
Total notes payable to related parties	14,298	13,265
Shareholder [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	3,180	3,195
Total notes payable to related parties	170,730	157,648
Director [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	$ 2,090	$ 2,833